Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Translation reserve	Other reserves	Retained earnings	Total equity
Equity attributable to owners of parent		€ 1,316.4	€ 26.2	€ 135.3	€ (14.9)	€ 1,199.5	€ 2,662.5
Equity attributable to owners, beginning balance at Dec. 31, 2024		1,316.4	26.2	135.3	(14.9)	1,199.5	2,662.5
Equity owners of the parent	€ 147.4					147.4	147.4
Profit for the period	147.4
Other comprehensive (loss)/income for the period	(40.9)			(33.3)	(13.4)	5.8	(40.9)
Total comprehensive income for the period				(33.3)	(13.4)	153.2	106.5
Deferred hedging losses transferred to the carrying value of inventory					3.8		3.8
Comprehensive income	106.5
Dividends						(69.7)	(69.7)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.4	(0.4)				0.0
Issue of ordinary shares		12.2	(12.2)				0.0
Reduction of issued capital		(150.5)					(150.5)
Share based payment credit		0.0	6.7				6.7
Reclassification of awards for settlement of tax liabilities			(5.0)			0.0	(5.0)
Total transactions with owners, recognized directly in equity		(137.9)	(10.9)	0.0	0.0	(69.7)	(218.5)
Equity attributable to owners, ending balance at Sep. 30, 2025		1,178.5	15.3	102.0	(24.5)	1,283.0	2,554.3
Equity owners of the parent	147.4					147.4	147.4
Profit for the period	147.4
Other comprehensive (loss)/income for the period	(40.9)			(33.3)	(13.4)	5.8	(40.9)
Equity owners of the parent				(33.3)	(13.4)	153.2	106.5
Comprehensive income	106.5
Dividends						(69.7)	(69.7)
Share based payment credit		0.0	6.7				6.7
Issue of ordinary shares		12.2	(12.2)				0.0
Repurchase of ordinary shares		150.5					150.5
Reclassification of awards for settlement of tax liabilities			(5.0)			0.0	(5.0)
Total transactions with owners, recognized directly in equity		(137.9)	(10.9)	0.0	0.0	(69.7)	(218.5)
Equity attributable to owners of parent		1,178.5	15.3	102.0	(24.5)	1,283.0	2,554.3
Equity attributable to owners of parent	2,496.8	1,134.3	16.9	102.4	(12.9)	1,256.1	2,496.8
Equity attributable to owners, beginning balance at Dec. 31, 2025	2,496.8	1,134.3	16.9	102.4	(12.9)	1,256.1	2,496.8
Equity owners of the parent	144.0					144.0	144.0
Profit for the period	144.0
Other comprehensive (loss)/income for the period	42.5			(1.3)	35.9	7.9	42.5
Total comprehensive income for the period		0.0	0.0	(1.3)	35.9	151.9	186.5
Deferred hedging losses transferred to the carrying value of inventory					(0.5)		(0.5)
Comprehensive income	186.5
Dividends						(61.7)	(61.7)
Issue of ordinary shares		1.6	(1.6)				0.0
Reduction of issued capital		(23.7)					(23.7)
Share based payment credit			(6.3)				(6.3)
Reclassification of awards for settlement of tax liabilities		0.0	(0.5)			0.0	(0.5)
Total transactions with owners, recognized directly in equity		(22.1)	(8.4)	0.0	0.0	(61.7)	(92.2)
Equity attributable to owners, ending balance at Sep. 30, 2026	2,590.6	1,112.2	8.5	101.1	22.5	1,346.3	2,590.6
Equity owners of the parent	144.0					144.0	144.0
Profit for the period	144.0
Other comprehensive (loss)/income for the period	42.5			(1.3)	35.9	7.9	42.5
Equity owners of the parent		0.0	0.0	(1.3)	35.9	151.9	186.5
Comprehensive income	186.5
Dividends						(61.7)	(61.7)
Share based payment credit			(6.3)				(6.3)
Issue of ordinary shares		1.6	(1.6)				0.0
Repurchase of ordinary shares		23.7					23.7
Reclassification of awards for settlement of tax liabilities		0.0	(0.5)			0.0	(0.5)
Total transactions with owners, recognized directly in equity		(22.1)	(8.4)	0.0	0.0	(61.7)	(92.2)
Equity attributable to owners of parent	€ 2,590.6	€ 1,112.2	€ 8.5	€ 101.1	€ 22.5	€ 1,346.3	€ 2,590.6